Related Party Transactions and Arrangements	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND ARRANGEMENTS

Note 19 – RELATED PARTY TRANSACTIONS AND ARRANGEMENTS

Amounts payable to related parties are summarized as follows:

	March 31, 2022	March 31, 2021
Due to a director and CEO (1) :	$1,561,244	$445,305

(1)	Due to foreign exchange restrictions, the Company’s director and CEO, Mr. Lei Liu personally lent U.S. dollars to the Company to facilitate its payments of expenses in the United States.

The Company leases a retail space from Mr. Lei Liu. The lease expires in September 2021. Rent expenses totaled $28.850 and $27,342 for the twelve months ended March 31, 2022 and 2021, respectively. The amounts owed under the lease for the twelve months ended December 31, 2022 and 2021 were not paid to Mr. Liu as of March 31, 2022.

On April 28, 2018, 10% of Jiuxin Medicine was sold to Hangzhou Kangzhou Biotech Co. Ltd. for a total proceeds of approximately $75,643 (RMB507, 760). On January 29, 2021, The Company bought back the 10% of Jiuxin Medicine for a total price of $77,410(RMB507,760). Mr. Lei Liu owns 51% of Hangzhou Kangzhou Biotech Co. Ltd.